Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Cash and Cash Equivalents

	2021	2020
Checking and saving accounts	$210,818	$99,286
Time deposits of no more than ninety days	—	19,500
Cash on hand	263	279

	$211,081	$119,065